Note receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Note receivables

	March 31,2018				December 31,2017
Legal obligors	Visa	Master	Hipercard	Total	Visa	Master	Hipercard	Total
Itaú	349,272	1,128,312	311,450	1,789,034	237,335	751,542	250,817	1,239,694
Bradesco	449,645	119,721	—	569,366	333,108	83,160	—	416,268
Banco do Brasil	364,329	103,753	—	468,082	287,334	84,504	—	371,838
CEF	95,462	118,096	—	213,558	69,974	83,684	—	153,658
Santander	164,853	468,908	—	633,761	122,614	310,946	—	433,560
Other	214,628	584,640	—	799,268	141,802	393,999	—	535,801

Total card issuers (i)	1,638,189	2,523,430	311,450	4,473,069	1,192,167	1,707,835	250,817	3,150,819

Cielo – Elo	—	—	—	173,879	—	—	—	151,851
Cielo	—	—	—	107,394	—	—	—	80,464
Redecard	—	—	—	38,204	—	—	—	45,289
Amex	—	—	—	49,409	—	—	—	39,608
Vero	—	—	—	16,605	—	—	—	21,463
Other	—	—	—	22,939	—	—	—	31,864

Total acquirers (ii)	—	—	—	408,429	—	—	—	370,539

Other1	—	—	—	1,823	—	—	—	991
Total other	—	—	—	1,823	—	—	—	991

Total note receivables	1,638,189	2,523,430	311,450	4,883,321	1,192,167	1,707,835	250,817	3,522,349

(i)	Card issuers: receivables derived from transactions where the PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard or Hipercard. However, the PagSeguro Brazil´s contractual note receivables are with the financial institutions, which are the legal obligors on the note receivables.Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard or Hipercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.
(ii)	Acquirers: refer to card processing transactions to be received from the acquirers, which are a third parties acting as a financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.

Note receivables

	December 31,
	2017				2016
Legal obligors	Visa	Master	Hipercard	Total	Visa	Master	Total
Itaú	237,335	751,542	250,817	1,239,694	99,433	244,741	344,174
Bradesco	333,108	83,160	—	416,268	115,009	36,032	151,041
Banco do Brasil	287,334	84,504	—	371,838	91,414	29,425	120,839
CEF	69,974	83,684	—	153,658	23,837	30,979	54,816
Santander	122,614	310,946	—	433,560	48,695	79,085	127,780
Other	141,802	393,999	—	535,801	50,716	93,473	144,189

Total card issuers (i)	1,192,167	1,707,835	250,817	3,150,819	429,104	513,735	942,839

Vero	—	—	—	21,463	—	—	331,807
Cielo	—	—	—	232,315	—	—	355,949
Redecard	—	—	—	45,289	—	—	56,025
Amex	—	—	—	39,608	—	—	4,090
Other	—	—	—	31,864	—	—	24,804

Total acquirers (ii)	—	—	—	370,539	—	—	772,675

Other	—	—	—	991	—	—	—
Total other	—	—	—	991	—	—	—

Total note receivables	1,192,167	1,707,835	250,817	3,522,349	429,104	513,735	1,715,514

(i)	Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa or Mastercard. However, PagSeguro Brazil’s contractual note receivables are with the financial institutions, which are the legal obligors on the note receivables. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa or Mastercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.
(ii)	Acquirers: refers to card processing transactions to be received from the acquirers, which are third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.

The maturity analysis of note receivables

The maturity analysis of note receivables is as follows:

	March 31, 2018	December 31, 2017
Due within 30 days	2,647,347	2,213,929
Due within 31 to 120 days	1,763,293	1,045,825
Due within 121 to 180 days	140,265	114,953
Due within 181 to 360 days	332,416	147,642

	4,883,321	3,522,349

The maturity analysis of note receivables is as follows:

	December 31,
	2017	2016
Due within 30 days	2,213,929	970,086
Due within 31 to 120 days	1,045,825	609,689
Due within 121 to 180 days	114,953	43,144
Due within 181 to 360 days	147,642	92,595

	3,522,349	1,715,514